Retirement and pension plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Retirement and pension plans
Retirement and pension plans

(a)	Defined benefit plans
Senior executives and retired selected key employees of Western World participate in non-qualified, unfunded, defined benefit plans. Benefits for these plans are based on final average earnings, social security benefits earned at retirement date and years of service.
The assumptions used to determine net periodic pension expense for the year ended December 31, 2014 are as follows:

Year Ended December 31, 2014
Discount rate	3.00%
Increase in compensation levels rate	5.00%
The assumptions used to determine benefit obligations as at December 31, 2014 are as follows:

As at December 31, 2014
Discount rate	2.75%
Increase in compensation levels rate	5.00%

The following tables present a reconciliation of the beginning and ending funded status and the net amounts recognized for the defined benefit plans for the year ended December 31, 2014:

Year Ended December 31, 2014 (a)
Change in benefit obligation:
Projected benefit obligation as at October 2, 2014	$20,885
Service cost	295
Interest cost	145
Actuarial losses	1
Benefit payments	(24)
Settlements	(4,809)
Projected benefit obligation as at December 31, 2014	$16,493

Change in plan assets:
Fair value of plan assets as at October 2, 2014	$—
Employer contributions	6,495
Benefit payments	(24)
Settlements	(6,471)
Fair value of plan assets as at December 31, 2014	—
Funded status as at December 31, 2014	$(16,493)

Current liabilities	$(559)
Noncurrent liabilities	(15,934)
Net amount recognized	$(16,493)

Amounts recognized in accumulated other comprehensive (loss) income consist of:
Net loss	$4,505
Prior service credit	(4)
Net amount recognized	$4,501

As at December 31, 2014
Projected benefit obligation	$16,493
Accumulated benefit obligation	$11,971
Fair value of plan assets	$—

(a)	The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.
The components of net periodic pension expense for the year ended December 31, 2014 are as follows:

Year Ended December 31, 2014
Service cost	$295
Interest cost	145
Amortization of prior service cost	(1)
Amortization of net loss	79
Net periodic benefit cost	518
Settlement loss	1,322
Net periodic pension expense	$1,840

Other changes in plan assets and benefit obligations recognized in other comprehensive (loss) income are as follows for the year ended December 31, 2014:

Year Ended December 31, 2014
Net loss	$1,961
Amortization of loss	(317)
Amortization of prior service cost	2
Settlement loss	(1,322)
Total recognized in other comprehensive (loss) income	$324
Total recognized in net pension expense and other comprehensive (loss) income (before tax effects)	$2,164

The estimated amount of net loss and prior service cost expected to be amortized from accumulated other comprehensive (loss) income into net periodic pension expense over the next fiscal year is $2.
The employer benefit payments/settlements for the year ended December 31, 2014 were $4,834. As at December 31, 2014, the projected benefits are as follows:

2015	$559
2016	93
2017	6,921
2018	85
2019	2,160
2020-2024	5,228
Total benefit payments required	$15,046

(b)	Other pension plans
The Company provides pension benefits to eligible employees through various plans which are managed externally and sponsored by the Company. The Company’s contributions are expensed as incurred. The Company’s expenses for its defined contribution retirement plans for the years ended December 31, 2014, 2013 and 2012 were $10,606, $7,621 and $9,233, respectively.